Principles of Consolidation - Schedule of Companies Direct Equity Investments (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cemig Geracao e Transmissao [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
Cemig Distribuicao [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
Gasmig [member]
Disclosure of subsidiaries [line items]
Direct interest	99.57%	99.57%	99.57%
Cemig Telecom [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
Rosal Energia [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
Sa Carvalho S A [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
Horizontes Energia [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
Usina Termica Ipatinga [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
Cemig PCH [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
Cemig Trading [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
Efficientia [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
Cemig Comercializadora de Energia Incentivada [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
UTE Barreiro (Barreiro Thermal Plant) [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%
Empresade Serviose Comercializaode Energia Eltrica [member]
Disclosure of subsidiaries [line items]
Direct interest	100.00%	100.00%	100.00%